Financial Risk Management (Tables)	6 Months Ended
Dec. 31, 2025
Financial Risk Management [Abstract]
Schedule of Current Credit Risk Grading Framework

The Company’s current credit risk grading framework comprises the following categories:

Category	Definition of category	Basis for recognising expected credit loss (ECL)
I	Counterparty has a low risk of default and does not have any past-due amounts.	12-month ECL

II	Amount is >30 days past due or there has been a significant increase in credit risk since initial recognition.	Lifetime ECL – not credit impaired

III	Amount is >60 days past due or there is evidence indicating the asset is credit-impaired (in default).	Lifetime ECL – credit-impaired

IV	There is evidence indicating that the debtor is in severe financial difficulty and the debtor has no realistic prospect of recovery.	Amount is written off

Schedule of Company’s Financial Assets

The table below details the credit quality of the Company’s financial assets, as well as maximum exposure to credit risk by credit risk rating categories:

	12-month or lifetime ECL	Gross carrying amount	Loss allowance	Net carrying amount	Net carrying amount
		RM	RM	RM	US$
December 31, 2025
Trade receivables	Lifetime ECL (Simplified)	6,261,073	(173,980)	6,087,093	1,500,762
Other receivables	12-month ECL	200,040	-	200,040	49,320
Cash and bank balances	12-month ECL	17,533,568	-	17,533,568	4,322,872
	12-month or lifetime ECL	Gross carrying amount	Loss allowance	Net carrying amount	Net carrying amount
		RM	RM	RM	US$
June 30, 2025
Trade receivables	Lifetime ECL (Simplified)	6,274,545	(141,849)	6,132,696	1,512,006
Other receivables	12-month ECL	196,471	-	196,471	48,440
Cash and bank balances	12-month ECL	23,723,687	-	23,723,687	5,849,035

Schedule of Trade Receivables	Accordingly, the credit risk profile of trade receivables is presented based on their past due status in terms of the provision matrix.
	Trade receivables	ECL	Trade receivables, net	Trade receivables, net
	RM	RM	RM	US$
December 31, 2025
Not past due	5,152,221	(144,815)	5,007,406	1,234,567
< 30 days	414,732	(11,557)	403,175	99,402
31 days to 60 days	691,811	(17,508)	674,303	166,248
61 days to 90 days	-	-	-	-
91 days to 120 days	2,309	(100)	2,209	545
>120 days	-	-	-	-
	6,261,073	(173,980)	6,087,093	1,500,762

	Trade receivables	ECL	Trade receivables, net	Trade receivables, net
	RM	RM	RM	US$
June 30, 2025
Not past due	4,944,289	(119,697)	4,824,592	1,189,495
< 30 days	987,992	(17,482)	970,510	239,278
31 days to 60 days	336,636	(4,393)	332,243	81,914
61 days to 90 days	5,628	(277)	5,351	1,319
91 days to 120 days	-	-	-	-
>120 days	-	-	-	-
	6,274,545	(141,849)	6,132,696	1,512,006

Schedule of Company's Revenue
	December 31, 2024	December 31, 2025	December 31, 2025
	RM	RM	US$
Customer A	5,235,428	4,751,449	1,171,462
Customer B	3,094,611	2,759,985	680,470
Customer C	907,164	1,088,470	268,360
	9,237,203	8,599,904	2,120,292